Leases (Details) - Schedule of maturities of operating lease liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of maturities of operating lease liabilities [Abstract]
2020
2021	588
2022	588
2023	382
2024 and thereafter
Total operating lease payments	1,558
Less: imputed interest	116
Present value of lease liabilities	$ 1,442	$ 526